VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.7%
Aerospace & Defense—6.0%
AAR Corp.(1)	8,521	$764
Ducommun, Inc.(1)	12,968	1,247
Leonardo DRS, Inc.	16,063	729
Moog, Inc. Class A	4,946	1,027
TAT Technologies Ltd.(1)	5,210	229
V2X, Inc.(1)	15,332	891
Virgin Galactic Holdings, Inc.(1)	112,000	432
Woodward, Inc.	3,778	955
		6,274

Banks—3.5%
Bank of N.T. Butterfield & Son Ltd. (The)	13,596	584
Business First Bancshares, Inc.	5,204	123
Byline Bancorp, Inc.	10,179	282
Capitol Federal Financial, Inc.	29,549	188
Central Pacific Financial Corp.	7,462	226
Columbia Financial, Inc.(1)	6,126	92
Community Trust Bancorp, Inc.	2,530	142
First BanCorp	21,858	482
First Business Financial Services, Inc.	2,133	109
Hancock Whitney Corp.	18,007	1,127
SmartFinancial, Inc.	4,163	149
Unity Bancorp, Inc.	3,539	173
		3,677

Beverages—0.5%
Celsius Holdings, Inc.(1)	2,540	146
MGP Ingredients, Inc.	16,625	402
		548

Biotechnology—7.9%
ACADIA Pharmaceuticals, Inc.(1)	39,867	851
ADMA Biologics, Inc.(1)	14,016	205
Alkermes plc(1)	40,807	1,224
Arrowhead Pharmaceuticals, Inc.(1)	12,340	426
CareDx, Inc.(1)	36,265	527
Catalyst Pharmaceuticals, Inc.(1)	14,572	287
Exact Sciences Corp.(1)	5,923	324
Exelixis, Inc.(1)	13,000	537
Genmab A/S Sponsored ADR(1)	27,495	843
Halozyme Therapeutics, Inc.(1)	2,056	151
Mirum Pharmaceuticals, Inc.(1)	4,000	293
Natera, Inc.(1)	3,128	504
Neurocrine Biosciences, Inc.(1)	1,934	271
Puma Biotechnology, Inc.(1)	35,404	188
Rigel Pharmaceuticals, Inc.(1)	5,812	165
Sarepta Therapeutics, Inc.(1)	19,400	374
	Shares	Value

Biotechnology—continued
Veracyte, Inc.(1)	31,958	$1,097
		8,267

Broadline Retail—0.8%
Kohl’s Corp.	57,161	879
Capital Markets—0.8%
AllianceBernstein Holding LP(2)	22,185	848
Commercial Services & Supplies—1.2%
HNI Corp.	2,583	121
Interface, Inc. Class A	40,103	1,161
		1,282

Communications Equipment—0.3%
ADTRAN Holdings, Inc.(1)	23,722	222
Digi International, Inc.(1)	3,801	139
		361

Construction & Engineering—6.3%
AECOM	8,344	1,089
Comfort Systems USA, Inc.	1,683	1,389
EMCOR Group, Inc.	1,155	750
Great Lakes Dredge & Dock Corp.(1)	8,804	105
MasTec, Inc.(1)	3,095	659
Primoris Services Corp.	18,105	2,486
Stantec, Inc.	1,000	108
		6,586

Consumer Finance—1.4%
Encore Capital Group, Inc.(1)	2,567	107
Green Dot Corp. Class A(1)	77,198	1,037
SLM Corp.	4,744	131
Upstart Holdings, Inc.(1)	3,850	196
		1,471

Consumer Staples Distribution & Retail—1.5%
Casey’s General Stores, Inc.	1,332	753
Sprouts Farmers Market, Inc.(1)	4,806	523
Weis Markets, Inc.	4,022	289
		1,565

Containers & Packaging—0.3%
Ardagh Metal Packaging S.A.	39,036	156
Silgan Holdings, Inc.	3,190	137
		293

Diversified Consumer Services—4.4%
Adtalem Global Education, Inc.(1)	7,698	1,189
Bright Horizons Family Solutions, Inc.(1)	2,413	262
Frontdoor, Inc.(1)	17,703	1,191
Grand Canyon Education, Inc.(1)	3,396	745
	Shares	Value

Diversified Consumer Services—continued
OneSpaWorld Holdings Ltd.	14,578	$308
Perdoceo Education Corp.	18,948	714
Strategic Education, Inc.	2,196	189
		4,598

Diversified Telecommunication Services—0.2%
Anterix, Inc.(1)	3,500	75
IDT Corp. Class B	3,240	170
		245

Electric Utilities—3.4%
Alliant Energy Corp.	9,114	614
Evergy, Inc.	8,525	648
Genie Energy Ltd. Class B	8,316	124
IDACORP, Inc.	5,005	661
OGE Energy Corp.	12,766	591
Otter Tail Corp.	6,854	562
Pinnacle West Capital Corp.	4,145	372
		3,572

Electrical Equipment—3.1%
American Superconductor Corp.(1)	22,928	1,362
Array Technologies, Inc.(1)	29,200	238
NEXTracker, Inc. Class A(1)	19,719	1,459
Powell Industries, Inc.	659	201
		3,260

Electronic Equipment, Instruments & Components—2.9%
Arrow Electronics, Inc.(1)	6,521	789
Belden, Inc.	1,270	153
Coherent Corp.(1)	2,381	256
Daktronics, Inc.(1)	18,382	385
Fabrinet(1)	1,548	564
Kimball Electronics, Inc.(1)	5,340	159
Knowles Corp.(1)	16,678	389
OSI Systems, Inc.(1)	763	190
Rogers Corp.(1)	1,573	127
		3,012

Entertainment—0.8%
Madison Square Garden Sports Corp.(1)	2,592	588
Roku, Inc. Class A (1)	2,425	243
		831

Financial Services—3.4%
Banco Latinoamericano de Comercio Exterior S.A. Class E	10,512	483
MGIC Investment Corp.	33,259	944
NMI Holdings, Inc. Class A(1)	41,408	1,588
Pagseguro Digital Ltd. Class A	40,000	400
Radian Group, Inc.	3,935	142
		3,557

See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Food Products—2.3%
Cal-Maine Foods, Inc.	2,657	$250
Ingredion, Inc.	1,240	151
J & J Snack Foods Corp.	1,245	120
John B Sanfilippo & Son, Inc.	649	42
Mama’s Creations, Inc.(1)	16,453	173
Marzetti Co. (The)	1,188	205
Mission Produce, Inc.(1)	7,903	95
Pilgrim’s Pride Corp.	7,130	290
Post Holdings, Inc.(1)	3,508	377
Tootsie Roll Industries, Inc.	14,132	592
Vital Farms, Inc.(1)	2,542	105
		2,400

Gold—0.1%
Integra Resources Corp.(1)	45,600	135
Health Care REITs—0.1%
Omega Healthcare Investors, Inc.	2,971	126
Healthcare Equipment & Supplies—0.8%
Envista Holdings Corp.(1)	7,572	154
iRadimed Corp.	1,650	117
Merit Medical Systems, Inc.(1)	5,913	492
SI-BONE, Inc.(1)	8,657	128
		891

Healthcare Providers & Services—3.0%
Addus HomeCare Corp.(1)	2,850	336
Alignment Healthcare, Inc.(1)	41,412	723
AMN Healthcare Services, Inc.(1)	13,800	267
Chemed Corp.	895	401
Encompass Health Corp.	3,901	495
Fresenius Medical Care AG ADR	11,033	290
LifeStance Health Group, Inc.(1)	97,187	535
Tenet Healthcare Corp.(1)	384	78
		3,125

Healthcare Technology—1.0%
HealthStream, Inc.	5,015	141
OptimizeRx Corp.(1)	22,779	467
Phreesia, Inc.(1)	11,904	280
Waystar Holding Corp.(1)	5,058	192
		1,080

Hotels, Restaurants & Leisure—2.5%
Brinker International, Inc.(1)	4,732	599
Norwegian Cruise Line Holdings Ltd.(1)	72,452	1,785
Sportradar Group AG Class A(1)	7,200	194
		2,578

Household Durables—0.2%
Taylor Morrison Home Corp. Class A(1)	2,817	186
	Shares	Value

Household Products—0.5%
Oil-Dri Corp. of America	2,700	$165
WD-40 Co.	1,631	322
		487

Independent Power and Renewable Electricity Producers—0.2%
Ormat Technologies, Inc.	2,283	220
Insurance—3.5%
Donegal Group, Inc. Class A	7,437	144
Employers Holdings, Inc.	5,988	254
Globe Life, Inc.	11,826	1,691
Reinsurance Group of America, Inc.	3,955	760
RLI Corp.	7,466	487
Safety Insurance Group, Inc.	2,768	196
United Fire Group, Inc.	6,050	184
		3,716

Interactive Media & Services—1.2%
Autohome, Inc. ADR	3,700	105
Cars.com, Inc.(1)	8,155	100
EverQuote, Inc. Class A(1)	27,763	635
MediaAlpha, Inc. Class A(1)	14,220	162
Nextdoor Holdings, Inc.(1)	62,600	131
Yelp, Inc. Class A(1)	2,700	84
		1,217

Leisure Products—0.1%
BRP, Inc.	1,879	114
Machinery—0.4%
Douglas Dynamics, Inc.	15,250	477
Metals & Mining—3.8%
Alpha Metallurgical Resources, Inc.(1)	3,040	499
Centerra Gold, Inc.	100,046	1,073
Constellium SE Class A(1)	26,000	387
Contango ORE, Inc.(1)	5,600	140
Fortuna Mining Corp.(1)	28,134	252
OR Royalties, Inc.	7,720	309
SSR Mining, Inc.(1)	45,542	1,112
SunCoke Energy, Inc.	24,701	202
		3,974

Mortgage Real Estate Investment Trusts (REITs)—0.3%
Rithm Capital Corp.	32,300	368
Multi-Utilities—0.6%
NiSource, Inc.	10,742	465
Unitil Corp.	4,177	200
		665

Oil, Gas & Consumable Fuels—1.7%
Crescent Energy Co. Class A	97,523	870
Dorchester Minerals LP	4,607	119
Granite Ridge Resources, Inc.	54,442	295
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Teekay Corp., Ltd.	56,412	$461
		1,745

Passenger Airlines—0.1%
Strata Critical Medical, Inc.(1)	22,136	112
Pharmaceuticals—5.8%
Amneal Pharmaceuticals, Inc.(1)	35,921	360
ANI Pharmaceuticals, Inc.(1)	14,419	1,321
Avadel Pharmaceuticals plc(1)	16,385	250
CorMedix, Inc.(1)	13,220	154
Harmony Biosciences Holdings, Inc.(1)	12,524	345
Innoviva, Inc.(1)	26,946	492
Organon & Co.	50,000	534
Pacira BioSciences, Inc.(1)	6,765	174
Phibro Animal Health Corp. Class A	43,827	1,773
Prestige Consumer Healthcare, Inc.(1)	10,324	644
		6,047

Professional Services—2.1%
Barrett Business Services, Inc.	19,874	881
IBEX Holdings Ltd.(1)	12,850	521
TriNet Group, Inc.	5,100	341
Willdan Group, Inc.(1)	4,700	454
		2,197

Retail REITs—0.5%
Agree Realty Corp.	7,815	555
Semiconductors & Semiconductor Equipment—7.1%
ACM Research, Inc. Class A(1)	26,975	1,056
Ambarella, Inc.(1)	19,066	1,573
Axcelis Technologies, Inc.(1)	1,670	163
Camtek Ltd.(1)(2)	2,308	242
Cirrus Logic, Inc.(1)	8,600	1,078
Credo Technology Group Holding Ltd.(1)	2,190	319
Penguin Solutions, Inc.(1)	58,414	1,535
Tower Semiconductor Ltd.(1)	20,781	1,502
		7,468

Software—7.5%
Appfolio, Inc. Class A(1)	740	204
BlackLine, Inc.(1)	3,761	200
Cellebrite DI Ltd.(1)	9,697	180
Cerence, Inc.(1)	11,093	138
Clear Secure, Inc. Class A	13,213	441
Cognyte Software Ltd.(1)	16,198	136
Commvault Systems, Inc.(1)	9,188	1,734
Docusign, Inc. Class A(1)	13,593	980
Dropbox, Inc. Class A(1)	35,820	1,082
Guidewire Software, Inc.(1)	1,000	230
Intapp, Inc.(1)	6,812	279
Manhattan Associates, Inc.(1)	1,848	379
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Software—continued
OneSpan, Inc.	34,100	$542
Ooma, Inc.(1)	8,952	107
Pegasystems, Inc.	7,180	413
Q2 Holdings, Inc.(1)	3,069	222
RADCOM Ltd.(1)	24,856	360
Zeta Global Holdings Corp. Class A(1)	14,304	284
		7,911

Specialty Retail—2.5%
Abercrombie & Fitch Co. Class A(1)	8,000	684
Genesco, Inc.(1)	21,072	611
Lands’ End, Inc.(1)	73,548	1,037
Upbound Group, Inc.	5,506	130
Urban Outfitters, Inc.(1)	2,295	164
		2,626

Technology Hardware, Storage & Peripherals—0.5%
Corsair Gaming, Inc.(1)	14,362	128
Diebold Nixdorf, Inc.(1)	1,777	102
IonQ, Inc.(1)	2,929	180
Turtle Beach Corp.(1)	7,100	113
		523

Textiles, Apparel & Luxury Goods—0.2%
Gildan Activewear, Inc.	3,679	213
Tobacco—1.0%
RLX Technology, Inc. ADR	43,796	115
Turning Point Brands, Inc.	6,427	636
Universal Corp.	4,570	255
		1,006

Trading Companies & Distributors—0.1%
MRC Global, Inc.(1)	6,198	89
	Shares	Value

Water Utilities—0.3%
American States Water Co.	4,803	$352
Total Common Stocks (Identified Cost $75,217)		103,729

Master Limited Partnerships and Related Companies—0.2%
Downstream/Other—0.2%
Sunoco LP(2)	4,380	219
Total Master Limited Partnerships and Related Companies (Identified Cost $63)		219

Total Long-Term Investments—98.9% (Identified Cost $75,280)		103,948

Securities Lending Collateral—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(3)(4)	710,157	710
Total Securities Lending Collateral (Identified Cost $710)		710

TOTAL INVESTMENTS—99.6% (Identified Cost $75,990)		$104,658
Other assets and liabilities, net—0.4%		386
NET ASSETS—100.0%		$105,044

Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
Bermuda	3
Canada	3
Israel	3
Cayman Islands	2
Ireland	2
Denmark	1
Other	2
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$103,729	$103,729
Master Limited Partnerships and Related Companies	219	219
Securities Lending Collateral	710	710
Total Investments	$104,658	$104,658
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.